Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Ship-management Fees	$ 330	$ 394
Total	5,790	6,324
Related Party [Member]
Related Party Transaction [Line Items]
Charter hire commissions	267	289
Ship-management Fees	330	394
Administration Fees	898	819
Total	$ 1,495	$ 1,502